Fair Value -Schedule of Fair Value and NAV (Details) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 10,204,328,802	$ 10,439,464,807
The Sherwin-Williams Company common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	4,823,725,214	5,701,234,107
Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	541,366,478	518,643,717
Money market fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	129,354,517	122,175,487
Collective trust funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	4,709,882,593	4,097,411,496
Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	5,494,446,209	6,342,053,311
Fair Value, Inputs, Level 1, Level 2, and Level 3 | The Sherwin-Williams Company common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	4,823,725,214	5,701,234,107
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	541,366,478	518,643,717
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Money market fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	129,354,517	122,175,487
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	5,494,446,209	6,342,053,311
Level 1 | The Sherwin-Williams Company common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	4,823,725,214	5,701,234,107
Level 1 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	541,366,478	518,643,717
Level 1 | Money market fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	129,354,517	122,175,487
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 2 | The Sherwin-Williams Company common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value
Level 2 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value
Level 2 | Money market fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 3 | The Sherwin-Williams Company common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value
Level 3 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value
Level 3 | Money market fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value
NAV | Collective trust funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 4,709,882,593	$ 4,097,411,496